Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets
Schedule of other current assets	Other current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Insurance claims	$545	$4,692
Advances to suppliers and other assets	4,837	3,526

Total	$5,382	$8,218